SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.  SUBSEQUENT EVENTS

On January 17, 2023, Quebecor Media issued a $836.0 million promissory note payable to Videotron, bearing interest at 7.000% with no maturity. Drawings from Videotron’s secured revolving credit facility were used to finance this promissory note.

On August 12, 2022, Videotron entered into a definitive agreement with Rogers Communications Inc. (“Rogers”) and Shaw Communications Inc. (“Shaw”) to acquire Freedom Mobile Inc. (“Freedom Mobile”) for $2.85 billion on a cash-free and debt-free basis. The transaction would close substantially concurrently with the closing of the acquisition of Shaw by Rogers. The acquisition of Freedom Mobile includes the Freedom Mobile brand’s entire wireless and Internet customer base, as well as its owned infrastructure, spectrum and retail outlets. It also includes a long-term undertaking by Shaw and Rogers to provide Videotron with transport services (including backhaul and backbone) and roaming services. This transaction will support the expansion of the Corporation’s telecommunications services in Ontario and Western Canada. On December 31, 2022, the Competition Tribunal dismissed an application by the Commissioner of Competition to block the acquisition of Freedom Mobile by Videotron as well as the acquisition of Shaw by Rogers. Subsequently, on January 24, 2023, the Federal Court of Appeal dismissed the Commissioner's appeal of the Tribunal's decision. The acquisition of Freedom Mobile by Videotron remains, at this stage, conditional to approval by ISED, which is currently reviewing it. Rogers, Shaw and Videotron announced on February 17, 2023 that they had agreed to extend the outside date for all transactions to March 31, 2023. In anticipation of the acquisition of Freedom Mobile, Videotron has secured financing commitments from a syndicate of financial institutions for a new secured term credit facility of up to $2.40 billion comprised of three tranches maturing over four years.